NOTE RECEIVABLE	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Receivables [Abstract]
NOTE RECEIVABLE

NOTE 4 – NOTE RECEIVABLE

Note receivable relates to two loan agreements entered with All In One Media, previously named as Aura Blocks Limited, in August and September of 2019, respectively. The note receivable entered in August, 2019 is a one-year loan of $1,047,040 the Company lends to All In One Media Ltd at an annual interest rate of 10%. The loan principal is due on July 31, 2020. The note receivable entered in September, 2019 is to lend $1,049,600 at an annual interest rate of 10% to All In One Media Ltd with a term from September 4, 2019 to March 3, 2020.

On May 4th, 2020, All In One Media paid off the loan principal of $1,049,600 with 5 months’ interest of $43,717. The Company has received 2 months’ extra interest income due to the delay in payment from All In One Media Ltd. As of May 31, 2020, and August 31, 2019, the Note receivable balance was both $1,047,040 and the interest receivable balance was $34,965 and $8,725, respectively. For the nine months ended May 31, 2020, the Company has generated an interest income of $148,549 from these two note receivables.

Note receivable relates to the one-year loan of $1,280,000 the Company lends to All In One Media Ltd at an annual interest rate of 10%. The loan principal is due at the end of the term on July 31, 2020. The Company has generated an interest income and an interest income receivable of $8,725 for the month of August, 2019.